Investment Strategy - Prospera Income ETF	Sep. 18, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) and pursues its investment objective by investing in publicly traded closed-end funds (“CEFs”) and other registered investment companies, sponsored American Depositary Receipts (“ADRs”), common stock, and fixed income securities. The Fund expects to invest in CEFs and other registered investment companies, including other ETFs (together, “Underlying Funds”) that invest in equity and fixed income securities. To the extent that the Fund invests in non-publicly traded CEFs, the Fund’s investment in such CEFs shall be limited to no more than 15% of the Fund’s assets. The Fund seeks income from interest payments and dividends and seeks capital gains through short-term trading strategies. The Fund invests without restriction as to market sectors, market capitalizations, currency or country.
Prospera Funds Inc. (the “Adviser”) identifies and invests in Underlying Funds based on its evaluation of a number of factors, including liquidity, underlying holdings, historical performance, including events that could negatively affect an Underlying’s Fund’s performance or value in the near future, such as loss of key personnel or geopolitical events, management, discount gap between its share price and its net asset value (“NAV”), the source of the discount, fees and other expenses, tax considerations, the extent to which it is leveraged, and its distribution payment cycle. Based on these and other factors, the Adviser attempts to exploit pricing inefficiencies through tactical trading, and the Fund may engage in short-term trading. In seeking to maximize value, the Fund may invest in Underlying Funds that are, or the Adviser believes may become, the subject of an activist campaign by a shareholder, such as a proxy contest, whose aim is to eliminate or reduce the discount to the Underlying Fund’s NAV.
The Fund and Underlying Funds may invest in securities with a range of maturities from short- to long-term, and in investment-grade and below-investment-grade securities (“junk bonds”). Below-investment-grade securities are those rated below B by Moody’s Investor Services or equivalently by another nationally recognized statistical rating organization as well as non-rated securities. The Fund and Underlying Funds also may invest in foreign and emerging or frontier markets securities (including through ADRs or other securities convertible into securities of foreign issuers), mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock. Underlying Funds may also make short sales of securities or maintain a short position. For purposes of the foregoing, the Fund defines emerging securities as an security in which the security’s primary trading market is in any country which the International Monetary Fund, the World Bank, the International Finance Corporation, the United Nations defines as having an emerging or developing economy (such country, an “Emerging Market Country”), or the issuer of such security is organized under the laws of, has its principal office in, or derives the majority of its annual revenue from goods produced, sales made, or services performed in, any Emerging Market Country. Frontier market securities as a subset of “emerging markets,” in which the security’s primary trading market represents countries that generally have smaller economies or less developed capital markets than traditional emerging market countries. The Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.
The Fund may lend its portfolio securities to generate additional income.
The Adviser may sell a security or reduce its position if:
•The original investment thesis for a company’s securities is no longer valid;
•A more attractively priced security is found; or
•The security becomes overvalued relative to the long-term expectation.
The Fund may invest up to 10% of its total assets in a systematic derivatives overlay program intended to manage downside risk and seek opportunistic returns during periods of expected market volatility. This strategy will be directed by the Fund’s portfolio management team and implemented solely through the purchase of listed options on U.S. equity indexes, ETFs or the CBOE Volatility Index (VIX). The Fund may engage in frequent trading of its portfolio resulting in a higher portfolio turnover rate.
In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time. The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities. If the Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 10% of its total assets in a systematic derivatives overlay program intended to manage downside risk and seek opportunistic returns during periods of expected market volatility.